COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2014, the future minimum aggregate lease commitments under non-cancelable operating lease agreements are as follows:

		Motor
As of ended December 31,	Facilities	vehicles	Total

2015	$135	$112	$247
2016	135	62	197
2017	-	20	20

	$270	$194	$464